Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of SSGA Funds

In planning and performing our audit of the financial statements of State Street Defensive Emerging Markets Equity Fund) (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)) as of and for the year ended August 31, 2021 in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following deficiency involving the control environment and its design that we consider to be a material weakness as defined above for the State Street Defensive Emerging Markets Equity Fund. This deficiency was considered in determining the nature, timing and extent of the procedures to be performed in our audit of the financial statements of the Fund for the year ended August 31, 2021, and this report does not affect our report on the financial statements of the Fund dated November 22, 2021.

•         Our audit procedures identified an error in the recording of an investment, which impacted the investment position and unrealized gain/loss for the Fund. This error was the result of a material weakness in the design of controls in the Trust’s process related to the reconciliation between the Trust’s custody and accounting books and records that assist in determining the reliability of the value of any securities previously deemed worthless by the Trust. Management has corrected the August 31, 2021 financial statements for the error affecting the following accounts: Investments, at value and Net change in unrealized appreciation/depreciation on investments. Management also has represented that it has redesigned the controls over the Trust’s portfolio holdings reconciliation, including implementing enhanced controls to ensure each security on the Trust’s custodial records also remains on the Trust’s accounting records so as to be reliably valued until such time as the security may be appropriately removed from both sets of records.

This report is intended solely for the information and use of management and the Board of Trustees of SSGA Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts

November 22, 2021